Vanguard Global Equity Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.11%	8.22%	11.21%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.66%	6.27%	9.70%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.49%	6.09%	8.90%